CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Operating (expenses) income
Merchandise costs	¥ (10,338,870)	$ (1,456,199)	¥ (7,596,613)	¥ (5,735,393)
Fulfillment expenses	(1,123,994)	(158,311)	(1,123,495)	(1,062,066)
Selling and marketing expenses	(1,250,860)	(176,180)	(1,536,052)	(1,206,649)
General and administrative expenses	(265,981)	(37,463)	(230,421)	(433,629)
Technology and content expenses	(195,679)	(27,561)	(227,812)	(264,560)
Other operating income, net	36,264	5,108	41,238	26,950
Goodwill impairment loss	0		(1,819,926)	0
Loss from operations	(173,338)	(24,414)	(2,623,657)	(895,072)
Interest expense	(7,056)	(994)	(6,163)	(16,778)
Interest income	37,875	5,335	17,780	8,370
Other income (loss), net	(5,887)	(829)	38,791	(50,367)
Loss before income taxes and share of loss in equity method investments	(148,406)	(20,902)	(2,573,249)	(953,847)
Income tax benefits	42,530	5,990	111,783	143,863
Share of loss in equity method investments	(50,374)	(7,095)	(6,471)	(6,563)
Net loss	(156,250)	(22,007)	(2,467,937)	(816,547)
Accretion of convertible redeemable preferred shares	0		0	(508,627)
Net loss attributable to ordinary shareholders of the Company	¥ (156,250)	$ (22,007)	¥ (2,467,937)	¥ (1,325,174)
Net loss per share attributable to ordinary shareholders:
Basic | (per share)	¥ (0.96)	$ (0.14)	¥ (15.16)	¥ (13.76)
Diluted | (per share)	¥ (0.96)	$ (0.14)	¥ (15.16)	¥ (13.76)
Weighted average number of shares used in calculating net loss per ordinary share
Basic | shares	162,160,835	162,160,835	162,819,410	96,306,113
Diluted | shares	162,160,835	162,160,835	162,819,410	96,306,113
Net loss	¥ (156,250)	$ (22,007)	¥ (2,467,937)	¥ (816,547)
Foreign currency translation adjustments	8,883	1,251	(30,030)	2,239
Total comprehensive loss	(147,367)	(20,756)	(2,497,967)	(814,308)
Accretion of convertible redeemable preferred shares	0		0	(508,627)
Total comprehensive loss attributable to ordinary shareholders	(147,367)	(20,756)	(2,497,967)	(1,322,935)
Product
Net revenues
Net revenues	11,658,298	1,642,037	8,676,672	6,654,893
Service
Net revenues
Net revenues	¥ 1,307,484	$ 184,155	¥ 1,192,752	¥ 1,125,382